Employment benefits and profit appropriation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employment benefits and profit appropriation
Expenses for employee benefits	$ 3,130,133	$ 1,809,423	$ 744,512